Geographical and business segment reporting (Tables)	12 Months Ended
Dec. 31, 2017
Geographical and business segment reporting
Schedule of condensed balance sheet and income statements of various geographical and business segments

The condensed balance sheets and income statements of the various geographical segments are as follows:

	Millions of euros
	2017
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	center	eliminations	Total
Total Assets	694,697	361,230	290,818	114,388	133,353	(150,181)	1,444,305
Loans and advances to customers	382,855	243,616	146,133	71,963	5,326	(978)	848,915
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	128,185	56,762	55,935	13,300	400	(66,157)	188,425
Debt instruments	100,188	26,188	57,364	13,843	1,768	—	199,351
Other financial Assets (*)	39,918	24,690	14,226	3,368	2,117	—	84,319
Other asset accounts	43,551	9,974	17,160	11,914	123,742	(83,046)	123,295
Total Liabilities	651,724	344,926	262,267	99,189	46,501	(67,135)	1,337,472
Customer deposits	354,272	230,504	141,543	51,189	222	—	777,730
Central Banks and Credit institutions	172,987	27,833	39,212	15,884	1,533	(67,135)	190,314
Debt instruments	61,214	61,112	34,434	26,176	35,030	—	217,966
Other financial liabilities (**)	45,920	21,167	36,084	2,503	1,625	—	107,299
Other liabilities accounts	17,331	4,310	10,994	3,437	8,091	—	44,163
Total Equity	42,973	16,304	28,551	15,199	86,852	(83,046)	106,833
Other Customer funds under management	74,314	8,657	80,732	2,871	—	—	166,574
Investment funds	52,320	8,543	74,435	452	—	—	135,750
Pension funds	11,566	—	—	—	—	—	11,566
Assets under management	10,428	114	6,297	2,419	—	—	19,258

(*)      Including Trading derivatives and Equity instruments.

(**)    Including Trading derivatives, Short positions and Other financial liabilities.

	Millions of euros
	2016
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	center	eliminations	Total
Total Assets	520,134	354,960	320,768	137,391	132,154	(126,282)	1,339,125
Loans and advances to customers	297,214	251,251	152,187	85,389	4,429	—	790,470
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	77,232	36,643	67,400	16,970	2,640	(47,744)	153,141
Debt instruments	80,639	28,045	63,314	17,940	1,374	—	191,312
Other financial Assets (*)	40,689	26,819	18,696	3,566	2,803	—	92,573
Other asset accounts	24,360	12,202	19,171	13,526	120,908	(78,538)	111,629
Total Liabilities	486,644	337,945	291,454	120,741	47,387	(47,745)	1,236,426
Customer deposits	269,934	212,113	143,747	64,460	857	—	691,111
Central Banks and Credit institutions	105,152	21,590	47,585	22,264	552	(47,745)	149,398
Debt instruments	53,064	71,108	47,436	26,340	30,921	—	228,869
Other financial liabilities (**)	49,042	27,913	41,395	2,907	2,633	—	123,890
Other liabilities accounts	9,452	5,221	11,291	4,770	12,424	—	43,158
Total Equity	33,490	17,015	29,314	16,650	84,767	(78,537)	102,699
Other Customer funds under management	65,834	8,564	81,034	3,828	—	—	159,260
Investment funds	46,229	8,446	74,554	701	—	—	129,930
Pension funds	11,298	—	—	—	—	—	11,298
Assets under management	8,307	118	6,480	3,127	—	—	18,032

(*)       Including Tangible assets and Other intangible assets.

(**)     Including, in addition to liability items not broken down, the balances of Non-controlling interests.

	Millions of euros
	2015
	Continental	United	Latin	United	Corporate	Intra-Group
(Condensed) balance sheet	Europe	Kingdom	America	States	center	eliminations	Total
Total Assets	538,645	383,155	267,885	130,584	148,134	(128,143)	1,340,260
Loans and advances to customers	287,252	282,673	133,139	84,190	3,594	—	790,848
Cash, Cash balances at Central Banks and other deposits on demand, Central Banks and Credit institutions	92,414	38,509	51,275	11,527	17,536	(50,980)	160,281
Debt instruments	85,665	20,308	50,085	19,693	4,379	—	180,130
Other financial Assets (*)	46,681	32,871	15,489	3,187	2,200	—	100,428
Other asset accounts	26,633	8,794	17,897	11,987	120,425	(77,163)	108,573
Total Liabilities	502,799	365,792	243,911	117,427	62,558	(50,980)	1,241,507
Customer deposits	263,462	231,947	122,413	60,115	5,205	—	683,142
Central Banks and Credit institutions	132,688	23,610	42,395	26,170	1,490	(50,980)	175,373
Debt instruments	51,103	74,260	39,526	23,905	37,366	—	226,160
Other financial liabilities (**)	49,798	29,000	30,417	2,772	2,668	—	114,655
Other liabilities accounts	5,748	6,975	9,160	4,465	15,829	—	42,177
Total Equity	35,846	17,363	23,974	13,157	85,576	(77,163)	98,753
Other Customer funds under management	64,433	9,703	59,065	7,540	—	—	140,741
Investment funds	44,393	9,564	54,426	645	—	—	109,028
Pension funds	11,376	—	—	—	—	—	11,376
Assets under management	8,664	139	4,639	6,895	—	—	20,337

(*)       Including Tangible assets and Other intangible assets.

(**)     Including, in addition to liability items not broken down, the balances of Non-controlling interests.

	Millions of euros
	2017
(Condensed)	Continental	United	Latin	United	Corporate
income statement	Europe	Kingdom	America	States	center	Total
INTEREST INCOME / (CHARGES)	9,270	4,364	15,944	5,569	(851)	34,296
Income from equity instruments	274	1	44	20	45	384
Income from companies accounted for using the equity method	378	32	369	(11)	(64)	704
Net fee and commission income (expense)	4,171	1,003	5,490	971	(38)	11,597
Other income(*)	626	282	1,012	(29)	(226)	1,665
Other operating income (expenses)	(256)	34	(386)	401	(84)	(291)
TOTAL INCOME	14,463	5,716	22,473	6,921	(1,218)	48,355
Administrative expenses and depreciation	(7,688)	(2,862)	(8,694)	(3,274)	(475)	(22,993)
Provisions or reversal of provisions	(990)	(429)	(1,145)	(174)	(320)	(3,058)
Impairment losses on financial assets	(1,111)	(205)	(5,014)	(2,878)	(51)	(9,259)
Impairment losses on other assets	(189)	(50)	(112)	(27)	(895)	(1,273)
Other income and charges	(115)	14	(31)	16	435	319
OPERATING PROFIT/(LOSS) BEFORE TAX	4,370	2,184	7,477	584	(2,524)	12,091
Income tax	(1,158)	(661)	(2,380)	116	199	(3,884)
PROFIT FROM CONTINUING OPERATIONS	3,212	1,523	5,097	700	(2,325)	8,207
Profit (Loss) from discontinued operations	—	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	3,212	1,523	5,097	700	(2,325)	8,207
Attributable to non-controlling interests	381	25	813	368	(1)	1,588
PROFIT ATTRIBUTABLE TO THE PARENT	2,831	1,498	4,284	332	(2,326)	6,619

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.

	Millions of euros
	2016						2015
(Condensed)	Continental	United	Latin	United	Corporate		Continental	United	Latin	United	Corporate
income statement	Europe	Kingdom	America	States	center	Total	Europe	Kingdom	America	States	center	Total
INTEREST INCOME / (CHARGES)	8,161	4,405	13,345	5,917	(739)	31,089	8,006	4,942	13,752	6,116	(4)	32,812
Income from equity instruments	272	1	78	30	32	413	277	1	57	48	72	455
Income from companies accounted for using the equity method	168	16	309	2	(51)	444	120	10	285	3	(43)	375
Net fee and commission income (expense)	3,497	1,031	4,581	1,102	(31)	10,180	3,417	1,091	4,452	1,086	(13)	10,033
Other income (*)	818	319	806	22	136	2,101	1,186	302	517	231	150	2,386
Other operating income (expenses)	(110)	44	(355)	460	(34)	5	(178)	37	(308)	316	(33)	(166)
TOTAL INCOME	12,806	5,816	18,764	7,533	(687)	44,232	12,828	6,383	18,755	7,800	129	45,895
Administrative expenses and depreciation	(6,781)	(2,967)	(7,692)	(3,197)	(464)	(21,101)	(6,735)	(3,357)	(7,906)	(3,025)	(697)	(21,720)
Provisions or reversal of provisions	(444)	(276)	(800)	(72)	(916)	(2,508)	(352)	(351)	(831)	(164)	(1,408)	(3,106)
Impairment losses on financial assets	(1,383)	(58)	(4,912)	(3,187)	(86)	(9,626)	(2,083)	(107)	(5,108)	(3,103)	(251)	(10,652)
Impairment losses on other assets	(36)	(64)	(42)	(35)	37	(140)	(172)	(9)	20	—	(931)	(1,092)
Other income and charges	(150)	1	59	(6)	7	(89)	(120)	5	78	16	243	222
OPERATING PROFIT/(LOSS) BEFORE TAX	4,012	2,452	5,377	1,036	(2,109)	10,768	3,366	2,564	5,008	1,524	(2,915)	9,547
Income tax	(1,083)	(736)	(1,363)	(355)	255	(3,282)	(887)	(556)	(1,219)	(517)	966	(2,213)
PROFIT FROM CONTINUING OPERATIONS	2,929	1,716	4,014	681	(1,854)	7,486	2,479	2,008	3,789	1,007	(1,949)	7,334
Profit (Loss) from discontinued operations	—	—	—	—	—	—	—	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	2,929	1,716	4,014	681	(1,854)	7,486	2,479	2,008	3,789	1,007	(1,949)	7,334
Attributable to non-controlling interests	330	36	628	286	2	1,282	261	37	596	329	145	1,368
PROFIT ATTRIBUTABLE TO THE PARENT	2,599	1,680	3,386	395	(1,856)	6,204	2,218	1,971	3,193	678	(2,094)	5,966

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.

Following is the detail of revenue by the geographical segments used by the Group. For the purposes of the table below, revenue is deemed to be that recognized under Interest and similar income, Income from equity instruments, Fee and commission income, Other income (without considering exchange differences, net) and Other operating income in the consolidated income statements for 2017, 2016 and 2015.

	Revenue (Millions of euros)
	Revenue from external			Inter-segment
	customers			revenue			Total revenue
	2017	2016	2015	2017	2016	2015	2017	2016	2015
Continental Europe	19,041	16,567	17,653	504	236	422	19,545	16,803	18,075
United Kingdom	8,837	9,626	10,970	(130)	390	416	8,707	10,016	11,386
Latin America	37,623	36,972	32,927	230	54	(776)	37,853	37,026	32,151
United States	8,663	9,322	9,364	186	281	157	8,849	9,603	9,521
Corporate center	18	1,672	982	4,018	4,507	6,643	4,036	6,179	7,625
Inter-segment revenue adjustments and eliminations	—	—	—	(4,808)	(5,468)	(6,862)	(4,808)	(5,468)	(6,862)
	74,182	74,159	71,896	—	—	—	74,182	74,159	71,896

The condensed income statements are as follows:

	Millions of euros
	2017
		Santander
		Global	Real estate
	Commercial	Corporate	operations in	Corporate
(Condensed) income statement	banking	Banking	Spain	center	Total
INTEREST INCOME / (CHARGES)	32,704	2,478	(35)	(851)	34,296
Income from equity instruments	77	262	—	45	384
Income from companies accounted for using the equity method	781	(13)	—	(64)	704
Net fee and commission income (expense)	10,007	1,627	1	(38)	11,597
Other income (*)	667	1,224	—	(226)	1,665
Other operating income (expenses)	(210)	(26)	29	(84)	(291)
TOTAL INCOME	44,026	5,552	(5)	(1,218)	48,355
Administrative expenses and depreciation	(20,323)	(1,988)	(207)	(475)	(22,993)
Provisions or reversal of provisions	(2,718)	(24)	4	(320)	(3,058)
Impairment losses on financial assets	(8,440)	(690)	(78)	(51)	(9,259)
Net impairment losses on other assets	(206)	(51)	(121)	(895)	(1,273)
Other non-financial gains/(losses)	(74)	5	(47)	435	319
OPERATING PROFIT/(LOSS) BEFORE TAX	12,265	2,804	(454)	(2,524)	12,091
Income tax	(3,417)	(802)	136	199	(3,884)
PROFIT FROM CONTINUING OPERATIONS	8,848	2,002	(318)	(2,325)	8,207
Profit (Loss) from discontinued operations	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	8,848	2,002	(318)	(2,325)	8,207
Attributable to non-controlling interests	1,421	181	(15)	1	1,588
PROFIT ATTRIBUTABLE TO THE PARENT	7,427	1,821	(303)	(2,326)	6,619

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.

	Millions of euros
	2016					2015
		Santander					Santander
		Global	Real estate				Global	Real estate
	Commercial	Corporate	operations	Corporate		Commercial	Corporate	operations	Corporate
(Condensed) income statement	banking	Banking	in Spain	center	Total	banking	Banking	in Spain	center	Total
INTEREST INCOME / (CHARGES)	29,090	2,781	(43)	(739)	31,089	30,027	2,830	(41)	(4)	32,812
Income from equity instruments	131	250	—	32	413	124	259	—	72	455
Income from companies accounted for using the equity method	505	(7)	(3)	(51)	444	434	(6)	(10)	(43)	375
Net fee and commission income (expense)	8,745	1,465	1	(31)	10,180	8,621	1,425	—	(13)	10,033
Other income (*)	663	1,293	9	136	2,101	1,346	739	151	150	2,386
Other operating income (expenses)	(79)	43	75	(34)	5	(194)	24	37	(33)	(166)
TOTAL INCOME	39,055	5,825	39	(687)	44,232	40,358	5,271	137	129	45,895
Administrative expenses and depreciation	(18,475)	(1,951)	(211)	(464)	(21,101)	(18,730)	(2,058)	(235)	(697)	(21,720)
Provisions or reversal of provisions	(1,547)	(40)	(5)	(916)	(2,508)	(1,656)	(51)	9	(1,408)	(3,106)
Impairment losses on financial assets	(8,713)	(660)	(167)	(86)	(9,626)	(9,462)	(688)	(251)	(251)	(10,652)
Net impairment losses on other assets	(97)	(59)	(21)	37	(140)	2	(37)	(126)	(931)	(1,092)
Other non-financial gains/(losses)	(22)	22	(96)	7	(89)	117	4	(142)	243	222
OPERATING PROFIT/(LOSS) BEFORE TAX	10,201	3,137	(461)	(2,109)	10,768	10,629	2,441	(608)	(2,915)	9,547
Income tax	(2,799)	(876)	138	255	(3,282)	(2,663)	(695)	179	966	(2,213)
PROFIT FROM CONTINUING OPERATIONS	7,402	2,261	(323)	(1,854)	7,486	7,966	1,746	(429)	(1,949)	7,334
Profit (Loss) from discontinued operations	—	—	—	—	—	—	—	—	—	—
CONSOLIDATED PROFIT FOR THE YEAR	7,402	2,261	(323)	(1,854)	7,486	7,966	1,746	(429)	(1,949)	7,334
Attributable to non-controlling interests	1,105	172	3	2	1,282	1,112	120	(9)	145	1,368
PROFIT ATTRIBUTABLE TO THE PARENT	6,297	2,089	(326)	(1,856)	6,204	6,854	1,626	(420)	(2,094)	5,966

(*)Includes Gain or losses on financial assets and liabilities not measured at fair value through profit or loss, net, Gain or losses on financial assets and liabilities held for trading, net, Gain or losses on financial assets and liabilities measured at fair value through profit or loss, net and exchanges differences, net.